File Nos. 33-6510 and 811-04706

As filed with the Securities and Exchange Commission on January 4, 2013

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.

Post-Effective Amendment No.  40                     [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]

Amendment No.  41                                    [X]

Templeton Income Trust
(a Delaware statutory trust, as successor to Templeton
Income Trust, a Massachusetts trust)
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, Florida 33301-1923
(Address of Principal Executive Offices) (Zip Code)

(954) 527-7500
(Registrant's Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(i) of rule 485

If appropriate, check the following box:

[ ]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th day of January, 2013.

TEMPLETON INCOME TRUST,

A Delaware statutory trust

(Registrant)

By: /s/ ROBERT C. ROSSELOT

Robert C. Rosselot,

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

CHRISTOPHER J. MOLUMPHY*
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management	Dated: January 4, 2013

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration	Dated: January 4, 2013

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer	Dated: January 4, 2013

HARRIS J. ASHTON*	Trustee	Dated: January 4, 2013
Harris J. Ashton

ANN TORRE BATES*	Trustee	Dated: January 4, 2013
Ann Torre Bates

FRANK J. CROTHERS*	Trustee	Dated: January 4, 2013
Frank J. Crothers

EDITH E. HOLIDAY*	Trustee	Dated: January 4, 2013
Edith E. Holiday

CHARLES B. JOHNSON*	Trustee	Dated: January 4, 2013
Charles B. Johnson

GREGORY E. JOHNSON*	Trustee	Dated: January 4, 2013
Gregory E. Johnson

J. MICHAEL LUTTIG*	Trustee	Dated: January 4, 2013
J. Michael Luttig

DAVID W. NIEMIEC*	Trustee	Dated: January 4, 2013
David W. Niemiec

FRANK A. OLSON*	Trustee	Dated: January 4, 2013
Frank A. Olson

LARRY D. THOMPSON*	Trustee	Dated: January 4, 2013
Larry D. Thompson

CONSTANTINE D. TSERETOPOULOS*	Trustee	Dated: January 4, 2013
Constantine D. Tseretopoulos

ROBERT E. WADE*	Trustee	Dated: January 4, 2013
Robert E. Wade

*By ROBERT C. ROSSELOT____________

Robert C. Rosselot

Attorney-in-Fact

(Pursuant to Power of Attorney

  Previously Filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase